UNAUDITED CONDENSED STATEMENT OF CASH FLOWS	3 Months Ended
Mar. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (252,806)
Adjustments to reconcile net income to net cash used in operating activities:
Income from investments held in Trust Account	(12,880)
Changes in operating assets and liabilities:
Prepaid expenses	(1,577,598)
Accounts payable	(15,063)
Due to related party	15,080
Accrued expenses	(1,344)
Franchise tax payable	48,269
Net cash used in operating activities	(1,796,342)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(345,000,000)
Net cash used in investing activities	(345,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross	345,000,000
Proceeds received from private placement	10,475,000
Offering costs paid	(7,096,236)
Net cash provided by financing activities	348,378,764
Net change in Cash	1,582,422
Cash - beginning of the period	0
Cash - end of the period	1,582,422
Supplemental disclosure of noncash financing activities:
Offering costs included in accounts payable	520,804
Offering costs included in accrued expenses	549
Deferred underwriting commissions in connection with the initial public offering	12,075,000
Initial value of Class A common stock subject to possible redemption	330,668,410
Change in value of Class A common stock subject to possible redemption	$ (274,320)